UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21492

Reserve Short-Term Investment Trust
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina Massaro The Reserve 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31st

Date of reporting period:	March 31, 2007

Item 1.        Semi-Annual Reports to Shareholders

Annual Report

March 31, 2007

Reserve Yield Plus Fund
  of The Reserve Short-Term Investment Trust

1250 Broadway, New York, NY 10001-3701

General Information and 24-Hour Yield and Balance Information

212-401-5500 800-637-1700 www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.
Distributor – Resrv Partners, Inc. RYP/ANNUAL 03/07

Total return of a $10,000 investment in the Fund vs. Benchmark Index without dividend reinvestment.

Dear Investor,

The environment for short- and mid-term cash has changed significantly since my last annual letter. The Federal funds rate crested the psychologically significant 5% level and subsequently peaked at 5.25% on June 29, 2006, where it remains today. The Reserve Yield Plus Fund benefited from the rise in short-term rates and as of March 31, 2007, provided a 30-day gross return of 5.32% and a one-year gross return of 5.21%. For the net returns of the Fund, please refer to the Financial Highlights portion of the Notes To Financial Statements section of this report.

The Reserve Yield Plus Fund provided good relative performance throughout this fiscal year and has amassed total assets of $1.1 billion since its inception on June 8, 2005. The Fund is specifically designed to provide quality returns for investors' short- and mid-term cash and to serve as a complement to money funds and other short-term investments. We believe this strategy has served our shareholders well over the past year. The Fund has followed its strategy to purchase eligible, short-term investments to maximize return while interest rates trended higher, and the Fund has subsequently demonstrated its flexibility in buying longer-term securities to improve overall return in a stable rate environment. This ability to extend maturities should prove to be most effective when interest rates begin to trend downwards. As of March 31, 2007, the Fund's weighted average maturity was 28 days.

Thank you for choosing The Reserve. We always welcome your comments and suggestions, as direct feedback from our shareholders is the best way for us to maximize our service to you.

Bruce R. Bent
Founder & Chairman

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Reserve Yield Plus Fund on 8/31/05 to a $10,000 investment made at the Federal Funds Effective Rate on that date. All dividends and capital gains are reinvested. The Federal Funds Effective Rate is the volume-weighted average of rates that the Fed Funds trades at which are arranged through the major brokers. The return shown includes the effect of a fee waiver by the Adviser. If the waiver had not been in effect, the returns would have been lower than those shown. The current return for Class R would have been lower by 100 basis points.

(Unaudited)

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
SCHEDULE OF INVESTMENTS—MARCH 31, 2007

Principal Amount	NEGOTIABLE BANK CERTIFICATES OF DEPOSIT—34.9%	Value (Note 1)
	DOMESTIC—4.5%
$50,000,000	Wilmington Trust Company, 5.37%, 4/19/07	$50,000,000
		50,000,000

YANKEES—30.4%

25,000,000	Banco Bilbao Vizcaya Argenteria, 5.32%, 4/10/07	25,000,000
60,000,000	Bank of Tokyo Mitsubishi, 5.29%, 6/12/07	59,988,360
60,000,000	Credit Suisse New York, 5.29%, 6/12/07	59,988,900
25,000,000	Depfa Bank PLC, 5.31%, 4/11/07	25,000,000
25,000,000	Erste Bank New York, 5.29%, 6/12/07	24,995,375
50,000,000	Mizuho Corporate Bank, 5.30%, 5/9/07	50,000,000
25,000,000	National Bank of Canada NY, 5.34%, 4/16/07	25,000,000
60,000,000	Societe Generale, 5.30%, 6/12/07	59,989,800
		329,962,435
Total Negotiable Bank Certificates of Deposit (Cost $380,000,000)		379,962,435

ASSET BACKED COMMERCIAL PAPER—1.8%

20,000,000	Gemini Securitization, LLC, 5.24%, 4/9/07	19,973,450
Total Asset Backed Commercial Paper (Cost $19,973,800)		19,973,450

ASSET BACKED SECURITIES—3.7%

8,196,319	BMW Vehicle Owners Trust, 5.36%, 9/25/07	8,196,016
24,991,003	SLM Student Loan Trust, 5.33%, 7/25/13	24,990,817
7,374,526	Triad Auto Receivables Owners Trust, 5.34%, 11/13/07	7,374,239
Total Asset Backed Securities (Cost $40,561,849)		40,561,072

EURO TIME DEPOSITS—4.3%

47,000,000	Suntrust Bank, 5.19%, 4/2/07	47,000,000
Total Euro Time Deposits (Cost $47,000,000)		47,000,000

FLOATING RATE NOTES—39.4%

35,000,000	American Express Centurion Bank, 5.32%, 2/20/09*	34,963,761
30,000,000	Aust & NZ Banking Group, 5.32%, 4/4/08*^	30,000,000
50,000,000	Bank of Nova Scotia, 5.34%, 1/30/09*	49,978,158
25,000,000	BBVA US Senior SA, 5.35%, 3/12/09*	24,997,500
50,000,000	Credit Industriel et Commercial, 5.29%, 3/28/08*	49,987,929
50,000,000	HBOS Treasury Services PLC, 5.29%, 5/6/08*	50,000,000
30,000,000	KBC Bank NV NY, 5.37%, 11/21/07*	29,996,286
30,000,000	Merrill Lynch and Co., 5.40%, 10/23/08*	29,991,540
25,000,000	Morgan Stanley Corp., 5.62%, 1/11/08*	25,021,225
50,000,000	Natexis Banques Populaires, 5.40%, 11/19/07*	49,993,867
25,000,000	Natexis Banques Populaires, 5.65%, 7/25/08*	24,997,125
30,000,000	Northern Rock PLC, 5.33%, 10/22/07*	30,002,160
Total Floating Rate Notes (Cost $429,953,092)		429,929,551

See notes to financial statements.

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
SCHEDULE OF INVESTMENTS—MARCH 31, 2007 (Continued)

Principal Amount	REPURCHASE AGREEMENTS—15.1%	Value (Note 1)
$50,000,000	Bear Stearns & Co., Inc, 5.55%, dated 3/30/07, due 4/2/07, repurchase proceeds at maturity $50,023,115 (collateralized by TRR due 8/25/36 valued at $51,010,682)	$50,000,000
115,000,000	Deutsche Bank Securities Inc, AG, 5.38% dated 3/30/07, due 4/2/07, repurchase proceeds at maturity $115,051,558 (collateralized by FNMS 5.50% due 4/1/36 valued at $118,450,001)	115,000,000
Total Repurchase Agreements (Cost $165,000,000)		165,000,000
Total Investments (Cost $1,082,488,741)	99.2%	1,082,426,508
Other Assets less Liabilities	0.8	8,248,250
Net Assets	100.0%	$1,090,674,758

  GLOSSARY

FNMS	—	Federal Mortgage-Backed Pass-Through Securities

TRR	—	Whole Loan Repo

* Variable Rate Instrument. This is the rate in effect at the time of this report.

^ Rule 144A restricted security.

See notes to financial statements.

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND

Statements of Assets and Liabilities March 31, 2007
Assets:
Investments in securities at market value (cost $1,082,488,741) (Note 1)	$1,082,426,508
Cash	684,336
Interest receivable	7,434,158
Receivable from manager	131,206
Total Assets	1,090,676,208
Liabilities:
Accrued expenses	1,450
Total Liabilities	1,450
Net Assets	$1,090,674,758
Composition of Net Assets:
Capital Shares (at a par value of $0.0001 per share)	$109,073
Paid-in capital	1,090,595,481
Undistributed net investment income	5,635
Accumulated net realized gain on investments	26,802
Net unrealized depreciation of investments	(62,233)
Net Assets	$1,090,674,758
Net Asset Value Per Share:
(offering and redemption price per share)
Class 15 ($898,836,425/898,866,722 shares)	$1.00
Class 25 ($84,391,337/84,405,151 shares)	$1.00
Class Treasurer's Trust ($22,041,002/22,042,704 shares)	$1.00
Class R ($85,405,994/85,412,972 shares)	$1.00

Statements of Operations For the Year Ended March 31, 2007
Investment Income:
Interest	$82,770,570
Expenses (Note 3):
Comprehensive management fee:
Class 15	2,212,243
Class 25	209,969
Class Treasurer's Trust	27,661
Class R	71,373
Distribution fee - Class R	23,788
Trustee fee	133,686
Miscellaneous fees	35,497
Total expenses before waiver	2,714,217
Less: expenses waived	(2,006,237)
Net Expenses	707,980
Net Investment Income	82,062,590
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	26,802
Net change in unrealized depreciation of investments	205,082
Net realized and unrealized loss on investments	231,884
Net Increase in Net Assets Resulting from Operations	$82,294,474

Statements of Changes in Net Assets For the Year Ended March 31, 2007 and for the Period Ended March 31, 2006*
	Year Ended March 31, 2007	Period Ended March 31, 2006*
Increase (Decrease) in Net Assets From:
Investment Operations:
Net investment income	$82,062,590	$27,699,011
Net realized gain on Investments	26,802	5,645
Net change in unrealized depreciation of investments	205,082	(267,315)
Net increase in net assets resulting from operations	82,294,474	27,437,341
Dividends to Shareholders From:
Net Investment Income
Class 15	(76,940,577)	(23,886,621)
Class 25	(4,374,976)	(3,798,233)
Class Treasurer's Trust	(242,383)	(7,712)
Class R	(504,664)	(6,445)
Total dividends to shareholders	(82,062,600)	(27,699,011)
Capital Shares Transactions (Note 4):
Proceeds from sale of shares	15,897,426,175	7,073,500,734
Reinvestment of dividends	76,522,612	27,520,577
Cost of shares redeemed	(16,241,303,943)	(5,742,961,601)
Net increase in net assets resulting from capital share transactions	(267,355,156)	1,358,059,710
Total increase (decrease) in net assets	(267,123,282)	1,357,798,040
Net Assets:
Beginning of year	1,357,798,040	—
End of year	$1,090,674,758	$1,357,798,040

* The Fund commenced operations on June 8, 2005.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Yield Plus Fund (the "Fund"), a series of the Reserve Short-Term Investment Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. While the Fund is not a money market fund, it seeks to maintain a stable $1.00 share price, however, there are no assurances a $1.00 share price will be maintained. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A. The Fund's authorized shares of beneficial interest, having a $0.0001 par value, are unlimited. The Fund currently offers the following classes of shares: Class 10, Class Institutional, Class 13, Class 15, Class 20, Class 25, Class 35, Class 45, Class Treasurer's Trust, and Class R. Only Class 15, Class 25, Class Treasurer's Trust and Class R had outstanding share balances on March 31, 2007.

B. For securities whose maturity is greater than 60 days, the Fund's investments are valued based on market quotations provided by an independent pricing service. If market quotations are not readily available for particular securities or if events which are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the Fund's calculation of net asset value at 5:00 p.m. Eastern Time, those securities will be valued at their fair value. The Fund may use pricing services to determine the fair value price of securities in those situations. If such third-party pricing information is unavailable, a "fair value" price will be determined by Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, in good faith under the supervision of the Board of Trustees ("Trustees"). A security's "fair value" price may differ from the price next available from independent providers. For securities whose maturity is 60 days or less, the Fund will use the amortized cost method of valuation, which approximates fair value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. There were no fair valued securities at year-end.

C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts.

E. Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund's realized net short-term and net long-term capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

F. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Trustees. RMCI follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The counterparty bankruptcy could delay recovery of collateral.

G. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

H. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(2)  Investment Activity:

For the year ended March 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $0 and $0, respectively. The Fund invested only in securities with a maturity of less than one year.

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes and the cost of investments for federal income tax purposes were as follows:

Tax Basis Cost	Appreciation	Depreciation	Net Unrealized Appreciation / (Depreciation)
$1,082,488,741	$26,690	$(88,923)	$(62,233)

NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended March 31, 2007 reclassifications were made as follows:

Accumulated Net Realized Gain	Undistributed Net Investment Income
(5,645)	5,645

The primary permanent difference causing such reclassification was a redesignation of dividends paid. Net assets of the Fund were unaffected by the reclassifications.

(3)  Management Fee and Other Transactions With Affiliates:

Pursuant to an Investment Management Agreement between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Trustees. RMCI is responsible for the supervision of the Fund's day-to-day operations, manages its investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily and paid periodically. The comprehensive management fee includes the advisory fee, all operating and other expenses of the Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), record keeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the operating and other expenses are: compensation for the Chief Compliance Officer and related expenses, commissions, extraordinary legal and accounting fees and other extraordinary expenses, including expenses incurred in litigation proceedings, government imposed fees and expenses, including but not limited to federal and state registration fees and cost of shareholder meetings, including proxy solicitations, payments under the Distribution Plans, if applicable (as defined below), and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), including the fees of the independent counsel of the Independent Trustees for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of the Fund according to the following schedule:

CLASS 10	CLASS Institutional	CLASS 13	CLASS 15	CLASS 20	CLASS 25	CLASS 35	CLASS 45	CLASS Treasurer's Trust	CLASS R
0.10%	0.12%	0.13%	0.15%	0.20%	0.25%	0.35%	0.45%	0.60%	0.75%

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund that would have the effect of lowering the Fund's expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate, and other payments to Intermediaries.

During the period ended March 31, 2007, RMCI voluntarily waived $1,982,449 of its comprehensive management fees for the Fund. Certain Trustees and Officers of the Fund are also Officers of RMCI.

Distribution Assistance:

The Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") and has entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R Shares. The rate of distribution expenses is 0.25% per year of average daily net assets. The Distribution Plan requires RMCI to pay at least an equivalent amount from its own resources. During the period ended March 31, 2007, RMCI waived all of its distribution fees of $23,788 for the Fund.

(4)  Capital Share Transactions:

For the year ended March 31, 2007, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

	For the Period From April 1, 2006 through March 31, 2007
	Class Treasurer's Trust	Class 25	Class 15	Class R
Sold	28,986,242	1,836,414,298	13,931,373,566	100,652,069
Reinvested	164,568	3,952,816	72,191,407	236,816
Redeemed	(9,510,581)	(1,816,751,245)	(14,398,895,595)	(16,146,521)
Net Increase (Decrease)	19,640,229	23,615,869	(395,330,622)	84,742,364

NOTES TO FINANCIAL STATEMENTS (Continued)

For the period ended March 31, 2006, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

	For the Period From June 8, 2005* through March 31, 2006
	Class Treasurer's Trust	Class 25	Class 15	Class R
Sold	2,730,113	1,618,626,731	5,451,133,271	1,010,619
Reinvested	7,389	3,790,271	23,716,762	6,155
Redeemed	(335,027)	(1,561,627,719)	(4,180,652,689)	(346,166)
Net Increase (Decrease)	2,402,475	60,789,283	1,294,197,344	670,608

*  Class 25 and Treasurer's Trust commenced operations on June 8, 2005. Class 15 and R commenced operations on August 31, 2005.

(5)  Commitments and Contingencies:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(6)  Financial Highlights:

Contained below is per share operating performance for a share of beneficial interest outstanding of each Class of the Fund for each of the periods indicated:

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Class 15		Class 25
	For the Year Ended March 31, 2007	For the Period Ended March 31, 2006(b)	For the Year Ended March 31, 2007	For the Period Ended March 31, 2006(a)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Increase from investment operations
Net investment income	0.05	0.02	0.05	0.03
Total from investment operations	0.05	0.02	0.05	0.03
Dividends from net investment income	(0.05)	(0.02)	(0.05)	(0.03)
Total distributions	(0.05)	(0.02)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return	5.21%	2.46%	5.21%	3.26%
Ratios/Supplemental Data
Net assets end of year (thousands)	$898,836	$1,293,948	$84,391	$60,778
Ratios of expenses to average net assets	0.16%	0.16%#	0.26%	0.26%#
Ratios of expenses to average net assets net of fee waivers	0.04%	0.03%#	0.04%	0.02%#
Ratios of net investment income to average net assets	5.21%	4.28%#	5.21%	4.03%#
Portfolio Turnover Rate*	0.00%	0.00%	0.00%	0.00%

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class Treasurer's Trust		Class R
	For the Year Ended March 31, 2007	For the Period Ended March 31, 2006(a)	For the Year Ended March 31, 2007	For the Period Ended March 31, 2006(b)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Increase from investment operations
Net investment income	0.05	0.03	0.05	0.02
Total from investment operations	0.05	0.03	0.05	0.02
Dividends from net investment income	(0.05)	(0.03)	(0.05)	(0.02)
Total distributions	(0.05)	(0.03)	(0.05)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return	5.21%	3.26%	5.21%	2.47%
Ratios/Supplemental Data
Net assets end of year (thousands)	$22,041	$2,402	$85,406	$670
Ratios of expenses to average net assets	0.64%	0.61%#	1.04%	1.01%#
Ratios of expenses to average net assets net of fee waivers	0.06%	0.04%#	0.07%	0.04%#
Ratios of net investment income to average net assets	5.23%	4.46%#	5.25%	4.44%#
Portfolio Turnover Rate*	0.00%	0.00%	0.00%	0.00%

(a)  Class 25 and Treasurer's Trust commenced operations on June 8, 2005.

(b)  Class 15 and R commenced operations on August 31, 2005.

*  This number excludes short-term investments.

#  Annualized.

(7)  Distributions to Shareholders

For the period ending March 31, 2007 and March 31, 2006, the tax character of the dividends paid, as reflected in the Statements of Changes in Net Assets was $82,062,600 and $27,699,011 of ordinary income, respectively.

At March 31, 2007, the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	Accumulated Capital Gains (Losses)	Unrealized Appreciation (Depreciation)
$32,437	—	$(62,233)

(8)  Recent Accounting Pronouncements

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is still analyzing the impact, if any, the application of this standard will have on the financial statements of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Reserve Short-Term Investment Trust:

We have audited the accompanying statement of assets and liabilities of Reserve Yield Plus Fund of Reserve Short-Term Investment Trust (the Fund), including the schedule of investments, as of March 31, 2007, and the related statement of operations for the year then ended, statements of changes in net assets and the financial highlights for the year then ended and the period from June 8, 2005 (commencement of operations) to March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Fund as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and the period from June 8, 2005 (commencement of operations) to March 31, 2006, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 29, 2007

RESERVE SHORT-TERM INVESTMENT TRUST

The Board of Trustees is responsible for the management and supervision of the Fund. The Trustees approve all material agreements between the Fund and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Fund is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Fund and the length of time served. The Trustees and the Executive Officers of the Fund oversee 22 portfolios in the Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex.

INTERESTED TRUSTEE

Name, Age and Address	Positions Held With the Trusts	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee
BRUCE R. BENT†** Age: 69 The Reserve 1250 Broadway New York, NY 10001	Chairman, President and Treasurer	Trustee since inception; Chairman since 2000; Chief Executive Officer from 2000 to 2005.	Chairman of Reserve Management Company, Inc. ("RMCI") since 2005; President of RMCI from 2000 to 2005; Director and Chairman of Reserve Management Corporation ("RMC") since 2000; Chief Executive Officer of RMC from 2000 to 2005; and Chairman and Director of Resrv Partners, Inc. ("RESRV") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990; Co-founder of The Reserve Fund in 1970; Officer thereof since 1970; former Chief Executive Officer of the trusts in the Reserve/Hallmark family of funds.	22

INDEPENDENT TRUSTEE

Name, Age and Address	Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee
JOSEPH D. DONNELLY Age: 60 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of Reserve Short-Term Investment Trust since 2005	Retired since 2002; Managing Director and General Counsel to the Pershing Division of Donaldson, Lufkin and Jenrette Securities Corporation from 1984 to 2002; Member of Pershing Executive Committee from 1986 to 2002. Co-chair of Pershing Credit Policy Committee from 1986 to 2002.	22

EDWIN EHLERT, JR. Age: 76 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of all Trusts since inception	Retired since 2000. President, Premier Resources, Inc. (meeting management firm) since 1987.	22

WILLIAM J. MONTGORIS Age: 60 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of all Trusts since 1999	Retired since 1999. Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999; Director of Stage Stores, Inc. (retailing) since 2004.	22

RESERVE SHORT-TERM INVESTMENT TRUST

INDEPENDENT TRUSTEE (Continued)

Name, Age and Address	Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee
FRANK J. STALZER Age: 49 c/o The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee of Reserve Short-Term Investment Trust since 2005	President of Astrex Electronics (a division of RAD Electronics) since 2006; Vice President and General Manager of Arrow/Zeus 2004-2005; Vice President of Marketing for Arrow/Zeus from 2002 to 2004; Vice President of Sales for Arrow/ Zeus from 2000 to 2002; Regional Vice President of Arrow/Richey from 1999 to 2000.	22

None of the Trustee's serve as directors of any public company.

OFFICERS WHO ARE NOT TRUSTEES

Name, Address and Age	Position(s) Held With Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
ARTHUR T. BENT III† Age: 38 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Senior Vice President and Assistant Secretary since 2000 Co-Chief Executive Officer since 2005	Vice Chairman of RMCI since 2005; Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI since 2000; Vice Chairman of RMC since 2005; President, Treasurer and Assistant Secretary of RMC since 2000; Vice Chairman of RESRV since 2005 and Treasurer, Assistant Secretary and Director of RESRV since 2000; former Treasurer and Chief Financial Officer of the trusts in the Reserve/Hallmark family of funds.

BRUCE R. BENT II† Age: 41 The Reserve 1250 Broadway New York, NY 1000	Co-Chief Executive Office, Senior Vice President and Assistant Treasurer	Assistant Treasurer since 2000; Co-Chief Executive Officer and Senior Vice President since 2005	Vice Chairman, President, Assistant Secretary of RMCI since 2005; Assistant Treasurer of RMCI since 2000; Senior Vice President and Secretary of RMCI from 2000 to 2005; Vice Chairman and Assistant Secretary of RMC since 2005; Senior Vice President and Assistant Treasurer of RMC since 2000; Vice Chairman of RESRV since 2005 and Secretary, Assistant Treasurer and Director of RESRV since 2000; former Trustee of certain trusts and former President of all trusts in the Reserve/Hallmark family of funds.

PATRICK J. FARRELL Age: 47 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006	Chief Financial Officer of RCMI and RMC since 2006; Treasurer and Assistant Secretary of MainStay Funds, Eclipse Funds and MainStay VP Funds from 2001 to 2005; Principal Financial Officer of McMorgan Funds; Managing Director of New York Life Investment Management.

EDMUND P. BERGAN, JR. Age: 56 The Reserve 1250 Broadway New York, NY 10001	Secretary and General Counsel	Secretary and General Counsel since 2006	Senior Vice President, General Counsel and Secretary of RMCI and its affiliates since 2006; Senior Regulatory Counsel of Proskauer Rose LLP from 2004 to 2006; Prior thereto, and since before 2001, Senior Vice President and General Counsel of the mutual fund distribution and servicing affiliates of Alliance Capital Management L.P.

RESERVE SHORT-TERM INVESTMENT TRUST

OFFICERS WHO ARE NOT TRUSTEES (Continued)

Name, Address and Age	Position(s) Held With Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
CHRISTINA MASSARO Age: 40 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005	Chief Compliance Officer of the Funds, RMCI and RESRV since 2005; Anti-Money Laundering Compliance Officer of RMCI and RESRV since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

*  Mr. Bruce Bent is an "interested person" of the Fund as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.

**  Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Trustees. Trustees need not be shareholders.

†  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's Trustees and is available without charge, upon request, for shareholders by calling toll free: 1-888-823-2867.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, as applicable, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at October 1, 2006 and held for the entire period ending March 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period*
Yield Plus Fund Class R
Actual	$1,000.00	$1,053.40	$5.12
Hypothetical	$1,000.00	$1,019.00	$5.05

*  Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Yield Plus Fund Treasurer's Trust
Actual	$1,000.00	$1,053.40	$3.07
Hypothetical	$1,000.00	$1,021.87	$3.03

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Yield Plus Fund Class 25
Actual	$1,000.00	$1,053.40	$1.28
Hypothetical	$1,000.00	$1,023.65	$1.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Yield Plus Fund Class 15
Actual	$1,000.00	$1,053.40	$0.77
Hypothetical	$1,000.00	$1,024.16	$0.76

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER

I.  Covered Officers/Purpose of the Code

The Reserve Funds' has adopted this code of ethics (the "Code") for the investment companies within the Reserve funds complex (collectively, the "Funds" and each a "Fund"). The Code applies to the Principal Executive Officer and Principal Financial Officer and Treasurer of the Funds (the "Covered Officers" each set out in Exhibit A) for the purpose of promoting:

i.  honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

ii.  full fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Funds;

iii.  compliance with applicable laws and governmental rules and regulations; the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

iv.  accountability for adherence to the Code.

II.  Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Each Covered Officer should abide by a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as perceived conflicts of interest. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interest of, or his service to, the Funds. A conflict of interest may arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Funds.

Certain conflicts of interest arise out of the relationship between Covered Officers and the Funds and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended, ("ICA") and the Investment Advisers Act of 1940, as amended, ("Advisers Act"). The Funds' and the investment adviser's compliance programs and procedures are designed to prevent or identify and correct violations of these provisions. This Code does not, and is not intended to, repeat or replace those programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Funds and the investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Funds. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Funds and the adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in conformity with the provisions of the ICA and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Board of Trustees of each of the Funds ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the ICA and the Advisers Act. The following provides examples of conflicts of interest, but is not an exhaustive list.

A Covered Officer must not:

i.  use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds; and

ii.  cause the Funds to take action or fail to take action for the individual personal benefit of the Covered Officer rather than the benefit of the Fund.

There are some conflicts of interest situations that may be discussed with the General Counsel if material. Examples of these include:

i.  service as a director on the board of any public or private company;

ii.  receipt of any gift in excess of $100;

iii.  receipt of any entertainment from any company with which the Funds have current or prospective business dealings unless such entertainment is business related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

iv.  any ownership interest in or any consulting or employment relationship with, any of the Funds' service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person;

v.  a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER

III.  Disclosure and Compliance

i.  Each Covered Officer should be familiar with the disclosure requirements generally applicable to the Funds;

ii.  Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' trustees and auditors, and to governmental regulators and self-regulatory organizations;

iii.  Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Funds and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

iv.  It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  Reporting and Accountability

Each Covered Officer must:

i.  upon adoption of this Code (or upon becoming a Covered Officer), affirm in writing to the Board that he or she has received, read and understands this Code;

ii.  annually thereafter affirm to the Board that he or she has complied with the requirements of the Code;

iii.  not retaliate against any other Covered Officer or any employee of the Funds or adviser for reports of potential violations that are made in good faith; and

iv.  notify the General Counsel promptly of any violation of this Code. Failure to do so is itself, a violation of this Code.

The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any approvals or waivers sought by the Covered Officers will be considered by the Board.

The Funds will follow these procedures in investigating and enforcing this Code:

i.  the General Counsel will take all appropriate action to investigate any potential violations reported;

ii.  if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

iii.  any matter that the General Counsel believes is a violation shall be reported to the Board;

iv.  if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of and appropriate modifications to applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

v.  the Board will be responsible for granting waivers, as appropriate; and

vi.  any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.  Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' adviser, principal underwriter or other service provider govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superceded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds' and their investment adviser's codes of ethics under Rule 17j-1 of the ICA are separate requirements applying to the Covered Officers and others and are not part of this Code.

VI.  Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board.

VII.  Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Board.

VIII.  Internal Use

This Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Company, as to any fact, circumstance or legal conclusion.

Approved: March 5, 2007

Exhibit A

Persons Covered by this Code of Ethics:

1.   Patrick Farrell (Chief Financial Officer)

2.  Arthur T. Bent III (Co-Chief Executive Officer)

3.  Bruce R. Bent II (Co-Chief Executive Officer)

FEDERAL TAX INFORMATION (UNAUDITED)

The fund designates the following amount distributed during the fiscal year ended March 31, 2007

Ordinary Income	$82,062,600
Long Term	—

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's Web site at www.sec.gov. Information regarding how the Fund voted on proxies relating to portfolio securities during the 12-month period ended March 31, 2007 is available on the SEC's Web site or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.        Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officers and principal financial officer.  The registrant has not made any amendments to its code of ethics during the covered period.  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the registrant’s code of ethics is filed herewith.

Item 3.        Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William Montgoris is the audit committee financial expert and is considered to be independent.

Item 4.        Principal Accountant Fees and Services.

(a) Audit Fees. The registrant paid the following amounts to KMPG, LLP, the registrant’s principal accountant, for the audit of the registrant’s annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for each of the last two fiscal years:

2007	2006
$30,000	$27,000

(b)  None.

(c) Tax Fees. The registrant paid the following amounts to KPMG, LLP, the registrant’s principal accountant, for tax compliance, tax advice and tax planning for each of the last two fiscal years:

2007	2006
$3,210	$5,500

(d)  None.

(e) Before KPMG, LLP, the registrant’s principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant’s Audit Committee. The Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) None.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2007	2006
$0	$0

(h)  Not applicable.

Item 5.        Audit Committee of Listed Registrants.

Not applicable.

Item 6.        Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.      Submission of Matters to a Vote of Security Holders.

No changes have been made to the procedures by which stockholders can nominate independent trustees.

Item 11. Controls and Procedures.

(a)                Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Co-Chief Executive Officers (the principal executive officers) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)               There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)          Code of ethics.

(a) (2)          Certifications of co-chief executive officers and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)               Certifications of co-chief executive officers and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Short-Term Investment Trust

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date: June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date: June 8, 2007

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Date: June 8, 2007

By:	/s/ Patrick Farrell
Name: Patrick Farrell
Title: Chief Financial Officer

Date: June 8, 2007